Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of asset and income by segment
	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Current assets	4,516,910	7,187,988	11,704,898
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	619,593	5,185,159
Non-current liabilities	—	—	—
	As at December 31, 2022
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Current assets	18,087,292	—	18,087,292
Non-current assets	13,128,826	7,431,656	20,560,482
Current liabilities	7,830,432	237,118	8,067,550
Non-current liabilities	38,004	—	38,004
	For the year ended December 31, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(675,731)	(110,632)	(786,363)
Total operating expenses	23,169,675	619,823	23,789,498
Net loss	(18,204,886)	(25,702)	(18,230,588)

	For the year ended December 31, 2022
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(344,294)	(23,441)	(367,735)
Total operating expenses	26,798,301	631,310	27,429,611
Net loss	(23,541,030)	(65,798)	(23,606,828)